SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Inventory, Finished Goods	$ 102,350	$ 33,000
Inventory, Raw Materials and Supplies, Gross	169,534	128,235
Inventory, Net	$ 271,884	$ 161,235	$ 50,536